SECURED BORROWINGS, Magellan Acquisition Limited Facility (Details) - Secured Borrowings [Member] $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended	24 Months Ended
	Dec. 08, 2020	Jun. 30, 2020 USD ($) Appraiser Aircraft	Dec. 08, 2025	Dec. 08, 2024	Dec. 08, 2022	Dec. 31, 2019 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding		$ 1,562,910				$ 1,717,483
Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		$ 265,414				$ 278,684
Number of aircraft serving as security | Aircraft		9
Maturity date		Dec. 08, 2025
Minimum tangible net worth required for compliance		$ 325,000
LTV ratio		75.00%
Number of independent appraisers | Appraiser		3
Minimum liquidity required for compliance		$ 25,000
Magellan Acquisition Limited Facility [Member] | Plan [Member]
Secured Borrowings [Abstract]
LTV ratio	75.00%		60.00%	65.00%	70.00%
Magellan Acquisition Limited Facility Loans [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		1.65%
Magellan Acquisition Limited Facility Notes [Member]
Secured Borrowings [Abstract]
Interest rate		3.93%